February 2, 2015

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Registration Statement on Form N-14 for the Reorganization of the Calvert Government Fund into the Calvert Short Duration Income Fund, each a series of The Calvert Fund (File No. 333-200957)

Ms. Lithotomos:

In response to our conversations on Tuesday, January 13, 2015 and Wednesday, January 14, 2015, as well as my conversation with Jeff Long on Wednesday, January 7, 2015, I have attached a revised Form N-14 for the above-referenced reorganization. Capitalized terms used in this letter have the meaning assigned thereto in the Registration Statement.

The revised prospectus/proxy statement includes the following revisions in response to the comments I received from you and Mr. Long:

(i)
under “Synopsis – Reasons for the Reorganization”, the statement relating to the comparability of the effective duration of each Fund has been revised to emphasize that the Short Duration Fund has a shorter effective duration than the Government Fund, in part, because the Short Duration Fund invests in shorter-term securities that typically have lower yields;

(ii)
under “Synopsis – Investment Objectives and Principal Investment Strategies – Sale of Merging Fund Securities”, a sentence has been added to indicate (a) the expected aggregate capital gains that will be realized from the liquidation of a portion of Government Fund’s portfolio securities and (b) the amount of those capital gains on a per share basis;

(iii)
the subsection in the Synopsis that was previously entitled “Principal Risks” has been retitled “Principal Risks of the Funds” and a new principal risks section has been added that is entitled “Principal Risks Related to the Material Differences in the Principal Investment Strategies of the Funds”, which further emphasizes the material differences between the Funds and the risks related to those material differences;

(iv)
the new subsection in the Synopsis entitled “Principal Risks Related to the Material Differences in the Principal Investment Strategies of the Funds”, includes a subsection entitled “Corporate Debt Securities Risk” which further emphasizes that the Government Fund seeks to achieve its investment objective by investing primarily in U.S. Government securities and the Short Duration Fund seeks to achieve its investment objective by investing primarily in U.S. corporate debt securities;

(v)
the new subsection in the Synopsis entitled “Principal Risks Related to the Material Differences in the Principal Investment Strategies of the Funds”, includes a subsection entitled “Reduced Yield and Interest Income Risk” which further emphasizes that the Short Duration Fund typically invests in shorter-term, lower-yielding securities;

(vi)
the new subsection in the Synopsis entitled “Principal Risks Related to the Material Differences in the Principal Investment Strategies of the Funds”, includes a subsection entitled “State Income Taxation Risk” which further emphasizes that all of the dividends paid by Short Duration Fund will likely be subject to state income taxation which may cause Short Duration Fund shareholders to become subject to a higher marginal income tax rate;

(vii)
under “Reasons for the Reorganization”, text has been added to the second paragraph to clarify that the Government Fund Board considered (a) the material differences between the principal investment strategies of the Funds and the risks related to those differences, (b) the performance of Government Fund in comparison to the performance of Short Duration Fund, and (c) the fact that Short Duration Fund generally invests in lower-yielding, shorter-term securities that may result in lower annual returns; and

(viii)	under “Information About the Reorganization – Capitalization”, the table has been updated to reflect data as of December 31, 2014.

You also requested that I confirm, and I do hereby confirm, that:

(i)	under “Expense Comparison”, the shareholder fees and annual operating expenses reflect the data that appears in each Fund’s prospectus dated January 31, 2015; and

(ii)	under “Expense Comparison – Examples”, the expense limitations that are in effect through January 31, 2016 are applied for one year only in calculating the costs of investing in the Funds.

In addition to the revisions discussed above, the following additional revisions have been made:

(i)
under “Synopsis – Overview of Funds Subject to the Reorganization”, the chart describing the net assets of each Fund has been updated to reflect data as of the Record Date, which is a date within 30 days of the proposed effective date;

(ii)
under “Synopsis – Investment Objectives and Principal Investment Strategies – Principal Investment Strategies”, the disclosure relating to the material differences between the funds has been revised to ensure that the disclosure conforms to each fund’s prospectus dated January 31, 2015;

(iii)	under “Synopsis – Sale of Merging Fund Securities”, the information regarding the Merging Fund securities expected to be liquidated has been updated to reflect data as of the Record Date;

(iv)
under “Synopsis – Principal Risks of the Funds – Risks in Common”, revisions have been made to certain risk bullets and additional risk bullets entitled “ESG Strategy Risk” and “Tobacco Exclusion Risk” have been added in order to ensure that the risk disclosure conforms to each fund’s prospectus dated January 31, 2015;

(v)
under “Performance”, the bar charts have been updated to include a bar for the 2014 calendar year annual returns and the Average Annual Total Returns table has been updated to reflect data as of December 31, 2014;

(vi)
under “Information About The Reorganization”, a sentence has been added to explain that Government Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date;

(vii)	under “Voting Information – Record Date”, the previously omitted information regarding the number of outstanding shares of the Merging Fund has been added;

(viii)
under “Voting Information – Control Persons and Principal Holders of Securities”, the previously omitted information regarding the number of shares and related percentages held by the various shareholders has been added;

(ix)	under “Exhibit A”, Sections 6(c) and 7(c) of the Agreement and Plan of Reorganization have been updated to reflect the number of shares of each Fund outstanding as of the Record Date; and

(x)	various typographical corrections and other non-material changes have been made in the Prospectus/Proxy Statement, the Reorganization SAI and the Part C.

The Registrant acknowledges that:

(i)	The Registrant is responsible for the adequacy and accuracy of the disclosure in its filings;

(ii)	Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

(iii)	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The revisions included in the attached Form N-14 will be included in a Rule 497 definitive filing to be made after the Form N-14 becomes effective.

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, The Calvert Fund and Calvert Investment Distributors, Inc. (the “Principal Underwriter”) hereby request acceleration of the effective date of the above-referenced Registration Statement on Form N-14, as amended, so that it may become effective on Wednesday, February 4, 2015, or as soon as practicable thereafter.

The Registrant acknowledges that:

(i)
should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

(ii)
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

(iii)
the Registrant may not assert the declaration of effectiveness of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

This letter is executed by Calvert Investment Distributors, Inc. solely with respect to the foregoing request for accelerated effectiveness of the above-referenced Registration Statement on Form N-14.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Sincerely,

THE CALVERT FUND /s/ Andrew K. Niebler Andrew K. Niebler Assistant Vice President	CALVERT INVESTMENT DISTRIBUTORS, INC. /s/ Andrew K. Niebler Andrew K. Niebler Associate General Counsel